SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital expenditures	$ 2,068	$ 1,756
Cash expenditures	2,054	1,701
Increase (Decrease) in Accrued Capital Expenditures	14	55
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	2,121	1,799
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	1,937	1,689
Operating segments | Carlin
Disclosure of operating segments [line items]
Capital expenditures	395	303
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Capital expenditures	301	327
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	97	125
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	228	107
Operating segments | Loulo Gounkoto
Disclosure of operating segments [line items]
Capital expenditures	243	198
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	53	43
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	104	95
Operating segments | Porgera
Disclosure of operating segments [line items]
Capital expenditures	11	50
Operating segments | North Mara
Disclosure of operating segments [line items]
Capital expenditures	89	57
Operating segments | Bulanhulu
Disclosure of operating segments [line items]
Capital expenditures	79	5
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	337	379
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	184	110
Reconciling items | Other
Disclosure of operating segments [line items]
Capital expenditures	$ (53)	$ (43)